Other Current Payables (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of other current payables
	December 31,
	2018	2017
	USD in thousands

Employees and related expenses	648	513
Accrued expenses	295	283
Other payables	4	21
	947	817